UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)

Colterpoint Net Lease Real Estate ETF
Formerly NETLease Corporate Real Estate ETF
NETL (Principal U.S. Listing Exchange: NYSE )
Semi - Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about the Colterpoint Net Lease Real Estate ETF for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://netleaseetf.com/net-lease-fund-summary/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Colterpoint Net Lease Real Estate ETF	$31	0.60%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$41,892,916
Number of Holdings	23
Net Advisory Fee	$119,593
Portfolio Turnover	5%
30-Day SEC Yield	5.53%
30-Day SEC Yield Unsubsidized	5.53%
Visit https://netleaseetf.com/net-lease-fund-summary/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top Holdings	(%)
WP Carey, Inc.	8.2%
VICI Properties, Inc.	8.2%
Realty Income Corporation	8.0%
NNN REIT, Inc.	7.9%
Agree Realty Corporation	7.4%
Broadstone Net Lease, Inc.	4.5%
NETSTREIT Corporation	4.4%
LXP Industrial Trust	4.1%
STAG Industrial, Inc.	4.0%
Innovative Industrial Properties, Inc.	3.9%
Sector Breakdown (% of net assets)
Colterpoint Net Lease Real Estate ETF	PAGE 1	TSR-SAR-26922A248

HOW HAS THE FUND CHANGED?
Fund Name Change:
Effective October 14, 2025, the Fund’s name changed from “NETLease Corporate Real Estate ETF” to “Colterpoint Net Lease Real Estate ETF.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://netleaseetf.com/net-lease-fund-summary/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Colterpoint Net Lease Real Estate ETF	PAGE 2	TSR-SAR-26922A248

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Colterpoint Net Lease Real Estate ETF (Ticker: NETL)
Formerly NETLease Corporate Real Estate ETF
Semi-Annual Financials and Other Information
August 31, 2025 (Unaudited)

Colterpoint Net Lease REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 99.3%
Finance and Insurance - 4.0%
Innovative Industrial Properties, Inc.	29,158	$1,652,092
Real Estate and Rental and Leasing - 95.3%(a)
Agree Realty Corporation	42,764	3,110,653
Alpine Income Property Trust, Inc.	30,456	465,063
Broadstone Net Lease, Inc.	101,199	1,881,289
EPR Properties	28,911	1,568,422
Essential Properties Realty Trust, Inc.	49,541	1,551,624
Four Corners Property Trust, Inc.	58,315	1,509,775
FrontView REIT, Inc.	41,776	558,545
Gaming and Leisure Properties, Inc.	30,167	1,448,318
Getty Realty Corporation	55,027	1,573,222
Gladstone Commercial Corporation	112,201	1,509,104
Global Net Lease, Inc.	207,484	1,632,899
LXP Industrial Trust	187,655	1,703,907
NETSTREIT Corporation	100,005	1,829,092
NNN REIT, Inc.	77,111	3,308,833
One Liberty Properties, Inc.	48,433	1,157,064
Postal Realty Trust, Inc. - Class A	101,793	1,612,401
Realty Income Corporation	56,873	3,341,858
Safehold, Inc.	98,845	1,626,989
STAG Industrial, Inc.	45,252	1,667,536
VICI Properties, Inc.	101,550	3,430,359
WP Carey, Inc.	51,309	3,442,834
		39,929,787
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $45,288,791)		41,581,879
SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 4.22%(b)	305,524	305,524
TOTAL SHORT-TERM INVESTMENTS (Cost $305,524)		305,524
TOTAL INVESTMENTS - 100.0% (Cost $45,594,315)		$41,887,403
Other Assets in Excess of Liabilities - 0.0%(c)		5,513
TOTAL NET ASSETS - 100.0%		$ 41,892,916

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

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Colterpoint Net Lease Real Estate ETF
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$41,887,403
Dividends receivable	26,507
Total assets	41,913,910
LIABILITIES:
Payable to adviser	20,994
Total liabilities	20,994
NET ASSETS	$41,892,916
Net Assets Consists of:
Paid-in capital	$60,733,224
Total accumulated losses	(18,840,308)
Total net assets	$41,892,916
Net assets	$41,892,916
Shares issued and outstanding(a)	1,675,000
Net asset value per share	$25.01
Cost:
Investments, at cost	$45,594,315

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

2

Colterpoint Net Lease Real Estate ETF
STATEMENT OF OPERATIONS
For the Period Ended August 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$ 1,203,821
Total investment income	1,203,821
EXPENSES:
Investment advisory fee	119,593
Total expenses	119,593
Net investment income	1,084,228
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(536,988)
In-kind redemptions	99,509
Net realized gain (loss)	(437,479)
Net change in unrealized appreciation (depreciation) on:
Investments	387,923
Net change in unrealized appreciation (depreciation)	387,923
Net realized and unrealized gain (loss)	(49,556)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,034,672

The accompanying notes are an integral part of these financial statements.

3

Colterpoint Net Lease Real Estate ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
OPERATIONS:
Net investment income (loss)	$1,084,228	$1,794,440
Net realized gain (loss)	(437,479)	(2,222,673)
Net change in unrealized appreciation (depreciation)	387,923	7,925,708
Net increase (decrease) in net assets from operations	1,034,672	7,497,475
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(982,500)	(1,794,440)
From return of capital	—	(655,560)
Total distributions to shareholders	(982,500)	(2,450,000)
CAPITAL TRANSACTIONS:
Shares sold	4,754,195	630,760
Shares redeemed	(1,226,242)	(27,406,965)
Net increase (decrease) in net assets from capital transactions	3,527,953	(26,776,205)
Net increase (decrease) in net assets	3,580,125	(21,728,730)
NET ASSETS:
Beginning of the period	38,312,791	60,041,521
End of the period	$ 41,892,916	$38,312,791
SHARES TRANSACTIONS
Shares sold	200,000	25,000
Shares redeemed	(50,000)	(1,150,000)
Total increase (decrease) in shares outstanding	150,000	(1,125,000)

The accompanying notes are an integral part of these financial statements.

4

Colterpoint Net Lease Real Estate ETF
FINANCIAL HIGHLIGHTS

	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
				2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$25.12	$22.66	$25.89	$28.42	$26.95	$26.31
INVESTMENT OPERATIONS:
Net investment income(a)	0.67	0.86	0.91	0.91	0.77	0.68
Net realized and unrealized gain (loss) on investments(b)	(0.18)	2.80	(2.99)	(2.30)	2.17	1.00
Total from investment operations	0.49	3.66	(2.08)	(1.39)	2.94	1.68
LESS DISTRIBUTIONS FROM:
Net investment income	(0.60)	(0.84)	(0.93)	(0.92)	(0.98)	(0.69)
Net realized gains	—	—	—	—	(0.23)	—
Return of capital	—	(0.36)	(0.22)	(0.22)	(0.26)	(0.35)
Total distributions	(0.60)	(1.20)	(1.15)	(1.14)	(1.47)	(1.04)
ETF transaction fees per share	—	—	—	—	—	0.00(c)
Net asset value, end of period	$25.01	$25.12	$22.66	$25.89	$28.42	$26.95
Total return(d)	2.04%	16.44%	−8.08%	−4.88%	10.69%	7.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$41,893	$38,313	$60,042	$99,682	$129,331	$70,082
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(e)	5.44%	3.54%	3.85%	3.43%	2.56%	2.93%
Portfolio turnover rate(d)(f)	5%	15%	18%	28%	28%	17%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

5

Colterpoint Net Lease Real Estate ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
Colterpoint Net Lease Real Estate ETF (the “Fund”) formerly NETLease Corporate Real Estate ETF, is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Colterpoint Net Lease Real Estate Index (the “Index”) (formerly Fundamental Income Net Lease Real Estate Index). The Fund commenced operations on March 21, 2019.
The end of the reporting period for the Fund is August 31, 2025. The current fiscal period is the period from March 1, 2025 through August 31, 2025.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

6

Colterpoint Net Lease Real Estate ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$41,581,879	$—	$—	$41,581,879
Short-Term Investments	305,524	—	—	305,524
Total Investments in Securities	$41,887,403	$—	$—	$41,887,403

^	See Schedule of Investments for breakout of investments by sector classification.
During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year

7

Colterpoint Net Lease Real Estate ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.
D.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by the Fund on a monthly basis and distributions from net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to redemptions in-kind. During the fiscal year ended February 28, 2025, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$1,969,726	$(1,969,726)

I.
New Accounting Pronouncement. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Co-Chief Executive Officers of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Exchange Traded Concepts, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment

8

Colterpoint Net Lease Real Estate ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). For services provided to the Fund, the Fund pays the Adviser a unified management fee, calculated daily and paid monthly, at an annual rate of 0.60% based on the Fund’s average daily net assets.
The Adviser has entered into an arrangement with Colterpoint, LLC (the “Index Provider”) (formerly Fundamental Income Strategies), LLC pursuant to which the Adviser is permitted to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge. As part of the arrangement between the Index Provider and the Adviser, the Index Provider has agreed to assume the Adviser’s obligation to pay all expenses of the Fund except Excluded Expenses and, to the extent applicable, pay the Adviser a minimum fee.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $2,144,165, and $2,094,827 respectively.
During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were $4,703,168 and $1,215,382, respectively.
NOTE 5 – INCOME TAX INFORMATION
The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at February 28, 2025 were as follows:

Tax cost of investments	$43,204,953
Gross tax unrealized appreciation	$2,871,896
Gross tax unrealized depreciation	(7,773,590)
Net tax unrealized appreciation (depreciation)	(4,901,694)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Other accumulated gain (loss)	(13,990,786)
Distributable earnings (accumulated deficit)	$(18,892,480)

The difference between the cost basis for financial statements and federal income tax purposes is primarily due to timing differences in recognizing losses on wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. At February 28, 2025, the fund deferred, on a tax-basis, no late year ordinary losses or post-October capital losses.

9

Colterpoint Net Lease Real Estate ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
As of February 28, 2025, the Fund has $3,540,110 of short-term capital loss carryforward, and $10,450,676 of long-term capital loss carryforward available. These amounts do not have an expiration date.
The tax character of distributions paid by the Fund during the fiscal year ended February 28, 2025, was:

Ordinary Income	$1,794,440
Return of Capital	655,560

The tax character of distributions paid by the Fund during the fiscal year ended February 29, 2024, was:

Ordinary Income	$3,083,462
Return of Capital	717,913

NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets. All shares of the Fund have equal rights and privileges.
NOTE 7 – RISKS
Concentration Risk. The Index, and consequently the Fund, is expected to concentrate its investments in real estate companies. As a result, the value of the Fund’s shares, may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in

10

Colterpoint Net Lease Real Estate ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.
In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

11

Colterpoint Net Lease Real Estate ETF
FEDERAL TAX INFORMATION (Unaudited)
For the fiscal year ended February 28, 2025, certain dividends paid by the Fund may be subject to the maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.29%.
For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2025 was 0.93%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

12

Colterpoint Net Lease Real Estate ETF
ADDITIONAL INFORMATION (Unaudited)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not applicable.

13

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/10/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	11/10/2025

* Print the name and title of each signing officer under his or her signature.